Leases - Summary of Maturity Profile of Lease Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	$ 4,899	$ 3,935
Total carrying amount	3,896	3,443
In one year or less or on demand
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	980	927
In more than one year but not more than two years
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	680	630
In more than two years but not more than five years
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	1,397	1,335
In more than five years
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	1,842	1,043
Later than ten years [member]
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	$ 878	$ 302